LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM DEBT
Schedule of components of long-term debt outstanding, presented net of unamortized discounts

(In thousands)	2014	2013
Senior secured credit facility:
Term loan 4, net of discount of $3,948 and $4,537 at December 31, 2014 and 2013, respectively	$896,952	$905,463
Revolving loan	39,000	13,000
10.875% Senior notes due 2020, net of discount of $1,121 and $1,699 at December 31, 2014 and 2013, respectively	226,097	298,301
6.50% Senior notes due 2022	200,000	—
Capital leases	4,553	5,121

	1,366,602	1,221,885
Less: current portion of long-term debt and capital leases	(9,849)	(9,751)

Total long-term debt	$1,356,753	$1,212,134

Schedule of aggregate maturities of long-term debt
(In thousands)
2015	$9,100
2016	9,100
2017	9,100
2018	48,100
2019	9,100
Thereafter	1,282,618

Total maturities	1,367,118
Less: Unamortized discount	(5,069)

$1,362,049